Annual Fund Operating Expenses - DWS ESG Core Equity Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fee	0.47%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.27%	[1]
Total annual fund operating expenses	0.99%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.99%
Class T
Operating Expenses:
Management fee	0.47%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.40%	[1]
Total annual fund operating expenses	1.12%
Fee waiver/expense reimbursement	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.04%
Class C
Operating Expenses:
Management fee	0.47%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.27%	[1]
Total annual fund operating expenses	1.74%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.74%
Class R
Operating Expenses:
Management fee	0.47%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.39%	[1]
Total annual fund operating expenses	1.36%
Fee waiver/expense reimbursement	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.29%
Class R6
Operating Expenses:
Management fee	0.47%
Distribution/service (12b-1) fees	none
Other expenses	0.17%	[1]
Total annual fund operating expenses	0.64%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.64%
INST Class
Operating Expenses:
Management fee	0.47%
Distribution/service (12b-1) fees	none
Other expenses	0.21%	[1]
Total annual fund operating expenses	0.68%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.68%
Class S
Operating Expenses:
Management fee	0.47%
Distribution/service (12b-1) fees	none
Other expenses	0.27%	[1]
Total annual fund operating expenses	0.74%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.74%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.